                        SEMIANNUAL REPORT / JUNE 30 2000

                             AIM JAPAN GROWTH FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]

                     -------------------------------------

                THE WAVE, FROM "ONE HUNDRED FAMOUS VIEWS OF EDO"

                           BY ANDO TOKITARO HIROSHIGE

            ONE OF THE LAST GREAT PRINTMAKERS OF THE UKIYO-E SCHOOL,

         HIROSHIGE WAS 19TH-CENTURY JAPAN'S MOST POPULAR ARTIST. BEFORE

       HIROSHIGE, JAPANESE LANDSCAPES WERE PAINTED IN A FORMAL, ACADEMIC

         MANNER. HIROSHIGE INTRODUCED A MORE NATURAL, LYRICAL APPROACH

        THAT HAD ENORMOUS POPULAR APPEAL. DURING HIS LIFETIME, HIROSHIGE

         PRODUCED MORE THAN 5,000 PRINTS. THE WAVE BELONGS TO A SERIES

               DEPICTING WELL-KNOWN VIEWS AROUND EDO (NOW TOKYO).

                     -------------------------------------

AIM Japan Growth Fund is for shareholders who seek long-term growth of capital. The fund invests primarily in equity securities of companies located in Japan.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Japan Growth Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in a single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
o Investing in micro-, small and mid-sized companies may involve risks not associated with more established companies. Additionally, micro and small companies may have business risk, significant stock-price fluctuations and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI Japan Index is a market-value-weighted average of the performance of more than 300 securities on the Japanese stock exchanges tracked by Morgan Stanley Capital International.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM JAPAN GROWTH FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
  [PHOTO OF         and a telephone. At the time, Bob Graham, Gary Crum and I
  Charles T.        had the idea of creating a mutual fund company that put
    Bauer,          people first. Our slogan, "people are the product," means
 Chairman of        that people--our employees and our investors--are our
 the Board of       company.
   THE FUND             Almost a quarter-century later, we've grown to more than
 APPEARS HERE]      eight million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
  [PHOTO OF         as a whole has grown from $51 billion in assets to more than
  Robert H.         $7 trillion today. I never dreamed we would see such
    Graham          phenomenal growth. You are the main reason for our success,
 APPEARS HERE]      and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                             AIM JAPAN GROWTH FUND

SEMIANNUAL REPORT / MANAGERS' OVERVIEW

MARKET TURBULENCE HURTS FUND PERFORMANCE

HOW DID AIM JAPAN GROWTH FUND PERFORM DURING THE REPORTING PERIOD?
Intense market volatility and economic uncertainty hurt fund performance during the six months ended June 30, 2000. The fund's Class A shares reported a -30.87% return, while Class B and Class C shares returned -31.09%. The fund's benchmark, the MSCI Japan Index, returned -5.37% over this time frame.

WHAT WERE THE MAJOR TRENDS IN THE JAPANESE MARKET DURING THE FIRST HALF OF 2000? After a major rally in technology, telecommunications and media stocks at the end of 1999, the Japanese market suffered a deep correction at the end of March, mirroring the performance of the U.S. Nasdaq. For the rest of the reporting period, markets saw intense day-to-day volatility, with technology and other new-economy stocks giving up much of their earlier gains. The shift in market sentiment stemmed from investor concerns that tech stocks were overpriced.
    After two quarters of declining growth--technically a recession--the Japanese economy recovered in the first quarter of 2000, reporting a 2.4% rise in its gross domestic product. But many investors viewed the economic news cautiously, questioning whether the recovery was sustainable. While an improvement over previous quarters, the GDP figures fell below the forecasts of many economists.

WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?
An index such as the MSCI Japan Index includes companies in industries such as metals, paper, chemicals, oil and real estate, which performed well on news of improving economic conditions. The fund had no exposure to these domestically driven, cyclical sectors.
    We continued to focus on the leading companies in Japan's new economy, those that have a global reach in the Internet, telecommunications and financial-services industries. We expect these to be long-term growth areas despite the recent correction.

WHAT WAS YOUR STRATEGY IN THIS ENVIRONMENT?
Market volatility has not dampened our enthusiasm for telecommunications and technology stocks. In fact, we found this market to be a major buying opportunity. We maintained our high weighting in technology stocks, about 34% of the fund's holdings. Top industries remained electronics components distributors, electrical equipment and wireless telecommunications.

                     -------------------------------------

                      THE MAJORITY OF STOCKS IN THE FUND'S

                       PORTFOLIO HAD EARNINGS GROWTH AND

                          SOLID COMPANY FUNDAMENTALS,

                           MAKING THEM GOOD LONG-TERM

                            INVESTMENTS IN OUR VIEW.

                     -------------------------------------

                             [DETAIL OF COVER IMAGE]


FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/00, including sales charges

================================================================================
CLASS A SHARES
  Inception (7/19/85)               12.74%
  10 Years                           0.31
  5 Years                            8.03
  1 Year                             7.90*
  *14.15% excluding sales charges

CLASS B SHARES
  Inception (4/1/93)                 7.19%
  5 Years                            8.29
  1 Year                             8.33*
  *13.33% excluding CDSC

CLASS C SHARES
  Inception (5/3/99)                26.14%
  1 Year                            12.42*
  *13.42% excluding CDSC

Past performance cannot guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

          See important fund and index disclosures inside front cover.

                             AIM JAPAN GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

    The majority of stocks in the fund's portfolio had earnings growth and solid company fundamentals, making them good long-term investments in our view. Quarterly earnings were strong for many of our holdings, and long-term trends remain positive, including global expansion, mergers and acquisitions, the growth of wireless communications and the build-out of the Internet.
    To concentrate on our best-performing companies, we kept the number of holdings at about 40 throughout the reporting period.

WHAT STOCKS DID YOU LIKE?
Portfolio holdings included major players in the computer and electronic-products industries:
o Fujitsu makes everything from PCs and software to telecommunications equipment, consumer electronics and semiconductors. The company is also becoming Japan's leading Internet service provider. Computer operations and IT services make up about 75% of its sales.
o Toshiba manufactures portable computers, consumer appliances, liquid-crystal displays and semiconductors. Information and communication products account for about 40% of sales.
o Sony, a consumer-electronics giant, makes the popular PlayStation home video game console system, which accounts for about 11% of its sales. Its other products include semiconductors, DVD players, batteries, cameras, the Walkman, computer monitors and flat-screen TVs.
    After the close of the reporting period, Toshiba and Sony announced two important alliances. Working with Matsushita, the companies will develop a standard for the next generation of digital TV receivers. Digital broadcasting in Japan begins in December, so a unified standard will help the market grow. Digital television offers more channels and sharper pictures.
    In addition, Toshiba, Sony and 21 other Japanese firms have agreed to develop jointly a Linux-based operating system for digital electronic products. This could cut development costs by creating an industry standard for such products as mobile phones and car navigation systems.

WHAT'S YOUR OUTLOOK FOR THE NEAR TERM?
While it remains questionable whether japan will sustain its economic recovery, a number of factors give us cause for optimism:
o Merger-and-acquisition activity surged during the first half of 2000, a sign of corporate restructuring. This trend is likely to continue as Japanese companies cut costs to make themselves more competitive.
o More than $1 trillion in 10-year postal savings accounts will mature over the next two years. With the low interest rates now offered by banks and post offices (around 0.2% to 0.3%), Japanese investors may choose to move their savings into equity markets instead.
o Increased global competition and foreign investment continue to put pressure on the Japanese government and corporations, forcing them to restructure by cutting costs and focusing on shareholder value.
    Overall, we continue to believe that the best investment strategy is to find individual stocks and sectors that perform well regardless of the country's economic situation.

                     -------------------------------------

                         MERGER-AND-ACQUISITION ACTIVITY

                         SURGED DURING THE FIRST HALF OF

                            2000, A SIGN OF CORPORATE

                                 RESTRUCTURING.

                     -------------------------------------

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

==========================================================================================================
TOP 10 EQUITY HOLDINGS                                 TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------
 1. Fujitsu Ltd.                           7.48%         1. Electronics (Component Distributors)  21.04%
 2. NTT DoCoMo, Inc.                       7.05          2. Electrical Equipment                  15.25
 3. Rohm Co., Ltd.                         4.96          3. Telecommunications (Cellular/Wireless) 7.05
 4. Toshiba Corp.                          4.55          4. Computers (Software & Services)        6.70
 5. Nippon Telegraph & Telephone Corp.     4.48          5. Consumer Finance                       5.69
 6. Murata Manufacturing Co., Ltd.         4.44          6. Telecommunications (Long Distance)     4.48
 7. Sony Corp.                             4.01          7. Retail (Specialty-Apparel)             4.36
 8. Minebea Co., Ltd.                      3.52          8. Personal Care                          4.07
 9. JAFCO Co., Ltd.                        3.31          9. Financial (Diversified)                3.31
10. Secom Co., Ltd.                        3.28         10. Services (Commercial & Consumer)       3.28

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================

          See important fund and index disclosures inside front cover.

                             AIM JAPAN GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                    MARKET
                                       SHARES       VALUE
FOREIGN STOCKS (JAPAN)-98.82%

AUTO PARTS & EQUIPMENT-1.47%

Bridgestone Corp.                      130,000   $  2,749,023
-------------------------------------------------------------

COMPUTERS (HARDWARE)-1.06%

NEC Corp.                               63,000      1,976,075
-------------------------------------------------------------

COMPUTERS (NETWORKING)-2.10%

Fujitsu Support and Service, Inc.       22,500      2,225,310
-------------------------------------------------------------
Net One Systems Co., Ltd.                   74      1,700,749
-------------------------------------------------------------
                                                    3,926,059
-------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-6.70%

Internet Research Institute, Inc.(a)         9        847,737
-------------------------------------------------------------
Itochu Techno-Science Corp.              3,200        513,917
-------------------------------------------------------------
Itochu Techno-Science Corp.-Bonus        6,400        949,465
  Shares(a)
-------------------------------------------------------------
Softbank Corp.                          34,400      4,665,944
-------------------------------------------------------------
Trend Micro Inc.(a)                     17,000      2,802,242
-------------------------------------------------------------
Yahoo Japan Corp.(a)                         7      2,772,571
-------------------------------------------------------------
                                                   12,551,876
-------------------------------------------------------------

CONSUMER FINANCE-5.69%

Aeon Credit Service Co., Ltd.           55,400      3,287,524
-------------------------------------------------------------
Aiful Corp.                             58,150      5,356,822
-------------------------------------------------------------
Mycal Card, Inc.                        53,800      2,011,831
-------------------------------------------------------------
                                                   10,656,177
-------------------------------------------------------------
ELECTRICAL EQUIPMENT-15.25%

Fujitsu Ltd.                           405,000     14,000,377
-------------------------------------------------------------
TDK Corp.                               42,000      6,029,106
-------------------------------------------------------------
Toshiba Corp.                          755,000      8,512,551
-------------------------------------------------------------
                                                   28,542,034
-------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-21.04%

Kyocera Corp.                           12,500      2,118,165
-------------------------------------------------------------
Minebea Co., Ltd.                      526,000      6,589,554
-------------------------------------------------------------
Murata Manufacturing Co., Ltd.          58,000      8,314,981
-------------------------------------------------------------
Omron Corp.                            206,000      5,588,282
-------------------------------------------------------------
Rohm Co., Ltd.                          31,800      9,285,546
-------------------------------------------------------------
Sony Corp.                              80,400      7,497,386
-------------------------------------------------------------
                                                   39,393,914
-------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.63%

Tokyo Electron Ltd.                     36,000      4,923,657
-------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-3.31%

JAFCO Co., Ltd.                         38,000      6,192,248
-------------------------------------------------------------

                                                    MARKET
                                       SHARES       VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.94%

Takeda Chemical Industries, Ltd.        84,000   $  5,506,900
-------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.71%

Paramount Bed Co., Ltd.                 47,300      3,194,471
-------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-2.44%

Nikko Securities Co., Ltd. (The)       255,000      2,522,018
-------------------------------------------------------------
Nomura Securities Co., Ltd. (The)       84,000      2,053,219
-------------------------------------------------------------
                                                    4,575,237
-------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-3.08%

Canon, Inc.                            116,000      5,769,133
-------------------------------------------------------------

PERSONAL CARE-4.07%

Kao Corp.                              165,000      5,035,558
-------------------------------------------------------------
Shiseido Co., Ltd.                     167,000      2,579,758
-------------------------------------------------------------
                                                    7,615,316
-------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-1.40%

Marui Co., Ltd.                        137,000      2,619,602
-------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-3.01%

Paris Miki, Inc.                        86,800      5,641,407
-------------------------------------------------------------

RETAIL (SPECIALTY)-0.75%

Tsutsumi Jewelry Co., Ltd.              60,000      1,410,069
-------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-4.36%

Fast Retailing Co., Ltd.                10,000      4,182,169
-------------------------------------------------------------
Ryohin Keikaku Co., Ltd.                31,300      3,980,125
-------------------------------------------------------------
                                                    8,162,294
-------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-3.28%

Secom Co., Ltd.                         84,000      6,131,964
-------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-7.05%

NTT DoCoMo, Inc.                           488     13,192,295
-------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.48%

Nippon Telegraph & Telephone Corp.         632      8,393,727
-------------------------------------------------------------

TELEPHONE-1.00%

DDI Corp.                                  194      1,863,891
-------------------------------------------------------------
    Total Foreign Stocks (Japan)
      (Cost $130,899,292)                         184,987,369
-------------------------------------------------------------

                                                    MARKET
                                       SHARES       VALUE
MONEY MARKET FUNDS-1.51%

STIC Liquid Assets Portfolio(b)        1,408,282 $  1,408,282
-------------------------------------------------------------
STIC Prime Portfolio(b)                1,408,282    1,408,282
-------------------------------------------------------------
    Total Money Market Funds
      (Cost $2,816,564)                             2,816,564
-------------------------------------------------------------
TOTAL INVESTMENTS-100.33%

  (Cost $133,715,856)                             187,803,933
-------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS-(0.33%)                                     (615,130)

-------------------------------------------------------------

NET ASSETS-100.00%                               $187,188,803
=============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $133,715,856)                              $187,803,933
---------------------------------------------------------
Foreign currencies, at value (cost
  $48,037)                                         47,663
---------------------------------------------------------
Receivables for:
---------------------------------------------------------
  Fund shares sold                                541,877
---------------------------------------------------------
  Dividends                                       262,809
---------------------------------------------------------
    Total assets                              188,656,282
---------------------------------------------------------

LIABILITIES:

Payables for fund shares reacquired             1,027,615
---------------------------------------------------------
Accrued advisory fees                             156,238
---------------------------------------------------------
Accrued distribution fees                         201,463
---------------------------------------------------------
Accrued trustees' fees                              2,835
---------------------------------------------------------
Accrued transfer agent fees                        36,228
---------------------------------------------------------
Accrued operating expenses                         43,100
---------------------------------------------------------
    Total liabilities                           1,467,479
---------------------------------------------------------
Net assets applicable to shares
  outstanding                                $187,188,803
=========================================================

NET ASSETS:

Class A                                      $102,840,908
=========================================================
Class B                                      $ 73,193,561
=========================================================
Class C                                      $ 11,154,334
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         7,242,221
=========================================================
Class B                                         5,413,253
=========================================================
Class C                                           824,901
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      14.20
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.20 divided by
       94.50%)                               $      15.03
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      13.52
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      13.52
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax    $    546,869
  $51,961)
---------------------------------------------------------
    Total investment income                       546,869
---------------------------------------------------------

EXPENSES:

Advisory and administrative fees                1,186,421
---------------------------------------------------------
Accounting services fee                            24,863
---------------------------------------------------------
Custodian fees                                    105,216
---------------------------------------------------------
Distribution fees -- Class A                      233,755
---------------------------------------------------------
Distribution fees -- Class B                      468,649
---------------------------------------------------------
Distribution fees -- Class C                       67,486
---------------------------------------------------------
Transfer agent fees                               251,721
---------------------------------------------------------
Trustees' fees                                      6,885
---------------------------------------------------------
Other                                              83,045
---------------------------------------------------------
    Total expenses                              2,428,041
---------------------------------------------------------
Less expenses paid indirectly                      (9,831)
---------------------------------------------------------
    Net expenses                                2,418,210
---------------------------------------------------------
Net investment income (loss)                   (1,871,341)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES

Net realized gain (loss) from:
  Investment securities                        14,444,099
---------------------------------------------------------
  Foreign currencies                             (159,680)
---------------------------------------------------------
                                               14,284,419
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (98,509,336)
---------------------------------------------------------
  Foreign currencies                                7,406
---------------------------------------------------------
                                              (98,501,930)
---------------------------------------------------------
    Net gain (loss) on investment
       securities and
       foreign currencies                     (84,217,511)
---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from
  operations                                 $(86,088,852)
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                  JUNE 30,       DECEMBER 31,
                                                                    2000             1999
                                                                -------------    ------------

OPERATIONS:

  Net investment income (loss)                                  $  (1,871,341)   $ (1,792,021)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                             14,284,419     (11,813,497)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  (98,501,930)    155,213,033
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                  (86,088,852)    141,607,515
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (13,381,412)     44,477,119
---------------------------------------------------------------------------------------------
  Class B                                                          (9,127,084)     41,640,397
---------------------------------------------------------------------------------------------
  Class C                                                             972,604      10,758,430
---------------------------------------------------------------------------------------------
  Advisor Class*                                                   (9,719,700)      3,653,432
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                        (117,344,444)    242,136,893
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                             304,533,247      62,396,354
---------------------------------------------------------------------------------------------
  End of period                                                 $ 187,188,803    $304,533,247
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $ 154,338,419    $185,594,011
---------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (16,171,318)    (14,299,977)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                              (5,074,323)    (19,358,742)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                             54,096,025     152,597,955
---------------------------------------------------------------------------------------------
                                                                $ 187,188,803    $304,533,247
=============================================================================================
* Advisor Class shares were converted to Class A shares
  effective as of the close of business on February 11,
  2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $18,648,328 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Japan is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. Under the terms of a master sub-advisory agreement between AIM and INVESCO Japan, AIM pays INVESCO Japan 40% of the amount paid by the Fund to AIM. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 2.00%, 2.65% and 2.65% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $24,863 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $146,095 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $233,755, $468,649 and $67,486, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $100,809 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $34,465 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-EXPENSE REDUCTIONS

For the six months ended June 30, 2000, the Fund received reductions in custodian fees and in transfer agency fees from AFS (an affiliate of AIM) of $8,449 and $1,382, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $9,831.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
  At June 30, 2000, there were no securities on loans to brokers.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $55,037,218 and $69,584,564, respectively.
  The amount of unrealized appreciation of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $57,950,926
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (10,313,027)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $47,637,899
=========================================================================
Cost of investments for tax purposes is $140,166,034.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                     JUNE 30, 2000               DECEMBER 31, 1999
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                      10,210,745   $ 170,331,889    19,428,484   $ 241,844,051
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,892,387      32,253,694     7,771,106      96,657,608
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        812,392      13,157,073     1,505,640      20,997,654
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 153,964       2,847,769     1,449,716      19,444,530
-----------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class Shares to Class A Shares***:
  Class A                                                         421,633       8,116,431            --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (414,104)     (8,116,431)           --              --
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (11,254,981)   (191,829,732)  (15,790,359)   (197,366,932)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,490,111)    (41,380,778)   (4,429,756)    (55,017,211)
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (746,625)    (12,184,469)     (746,506)    (10,239,224)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (226,080)     (4,451,038)   (1,182,546)    (15,791,098)
-----------------------------------------------------------------------------------------------------------------------
                                                               (1,640,780)  $ (31,255,592)    8,005,779   $ 100,529,378
=======================================================================================================================

  * Class C shares commenced sales on May 3, 1999.
 ** Advisor Class share activity for the period January 1, 2000 through February
    11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                      Class A
                                                         ------------------------------------------------------------------
                                                           Six months                  Year ended December 31,
                                                         ended June 30,   -------------------------------------------------
                                                            2000(a)       1999(a)    1998(a)   1997(a)   1996(a)   1995(a)
                                                         --------------   --------   -------   -------   -------   --------
Net asset value, beginning of period                        $  20.54      $   8.90   $  8.96   $  9.76   $ 11.00   $  12.15
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
Income from investment operations:
  Net investment income (loss)                                 (0.11)        (0.14)    (0.02)(b)   (0.08)   (0.04)    (0.04)
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
  Net gains (losses) on securities (both realized and          (6.23)        11.78     (0.03)    (0.70)    (0.77)      0.26
    unrealized)
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
    Total from investment operations                           (6.34)        11.64     (0.05)    (0.78)    (0.81)      0.22
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
  Less distributions from net realized gains                      --            --     (0.01)    (0.02)    (0.43)     (1.37)
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
Net asset value, end of period                              $  14.20      $  20.54   $  8.90   $  8.96   $  9.76   $  11.00
=======================================================     ========      ========   =======   =======   =======   ========
Total return(c)                                               (30.87)%      130.79%    (0.54)%   (7.99)%   (7.43)%     1.94%
=======================================================     ========      ========   =======   =======   =======   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $102,841      $161,527   $37,608   $44,583   $63,585   $111,105
=======================================================     ========      ========   =======   =======   =======   ========
Ratio of expenses to average net assets:
  With fee waivers(d)                                           1.72%(e)      1.87%     1.96%     1.99%     1.84%      1.99%
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
  Without fee waivers                                           1.72%(e)      1.87%     2.33%     2.06%     1.94%      2.14%
=======================================================     ========      ========   =======   =======   =======   ========
Ratio of net investment income (loss) to average net           (1.26)%(e)    (1.03)%   (0.19)%   (0.61)%   (0.40)%    (0.40)%
  assets
=======================================================     ========      ========   =======   =======   =======   ========
Portfolio turnover rate                                           23%           43%       67%       58%       31%        67%
=======================================================     ========      ========   =======   =======   =======   ========

(a) Calculated using average shares outstanding.
(b) Includes reimbursement of Fund operating expenses per share of $0.03.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d) Prior to the period ended December 31, 1999, ratios include expense reductions.
(e) Ratios are annualized and based on average net assets of $134,308,011.

                                                                                      Class B
                                                         ------------------------------------------------------------------
                                                           Six months                  Year ended December 31,
                                                         ended June 30,   -------------------------------------------------
                                                            2000(a)       1999(a)    1998(a)    1997(a)   1996(a)   1995(a)
                                                         --------------   --------   --------   -------   -------   -------
Net asset value, beginning of period                        $ 19.62       $   8.55   $   8.67   $  9.49   $ 10.78   $ 12.02
-------------------------------------------------------     -------       --------   --------   -------   -------   -------
Income from investment operations:
  Net investment income (loss)                                (0.15)         (0.21)     (0.07)(b)   (0.14)   (0.11)   (0.12)
-------------------------------------------------------     -------       --------   --------   -------   -------   -------
  Net gains (losses) on securities (both realized and         (5.95)         11.28      (0.04)    (0.66)    (0.75)     0.25
    unrealized)
-------------------------------------------------------     -------       --------   --------   -------   -------   -------
    Total from investment operations                          (6.10)         11.07      (0.11)    (0.80)    (0.86)     0.13
-------------------------------------------------------     -------       --------   --------   -------   -------   -------
  Less distributions from net realized gains                     --             --      (0.01)    (0.02)    (0.43)    (1.37)
-------------------------------------------------------     -------       --------   --------   -------   -------   -------
Net asset value, end of period                              $ 13.52       $  19.62   $   8.55   $  8.67   $  9.49   $ 10.78
=======================================================     =======       ========   ========   =======   =======   =======
Total return(c)                                              (31.09)%       129.47%     (1.25)%   (8.42)%   (8.05)%    1.20%
=======================================================     =======       ========   ========   =======   =======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $73,194       $117,953   $ 22,815   $24,250   $32,116   $41,274
=======================================================     =======       ========   ========   =======   =======   =======
Ratio of expenses to average net assets:
  With fee waivers(d)                                          2.37%(e)       2.52%      2.61%     2.64%     2.49%     2.64%
-------------------------------------------------------     --------      --------   -------   -------   -------   --------
  Without fee waivers                                          2.37%(e)       2.52%      2.98%     2.71%     2.59%     2.79%
=======================================================     =======       ========   ========   =======   =======   =======
Ratio of net investment income (loss) to average net          (1.91)%(e)     (1.68)%    (0.84)%   (1.26)%   (1.05)%   (1.05)%
  assets
=======================================================     =======       ========   ========   =======   =======   =======
Portfolio turnover rate                                          23%            43%        67%       58%       31%       67%
=======================================================     =======       ========   ========   =======   =======   =======

(a) Calculated using average shares outstanding.
(b) Includes reimbursement of Fund operating expenses per share of $0.03.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d) Prior to the period ended December 31, 1999, ratios include expense reductions.
(e) Ratios are annualized and based on average net assets of $94,244,774.

                                                                          Class C
                                                              --------------------------------
                                                              Six months    May 3, 1999 (Date
                                                                ended      sales commenced) to
                                                               June 30,       December 31,
                                                               2000(a)           1999(a)
                                                              ----------   -------------------
Net asset value, beginning of period                           $ 19.62           $ 10.33
------------------------------------------------------------   -------           -------
Income from investment operations:
  Net investment income (loss)                                   (0.15)            (0.17)
------------------------------------------------------------   -------           -------
  Net gains (losses) on securities (both realized and            (5.95)             9.46
     unrealized)
------------------------------------------------------------   -------           -------
     Total from investment operations                            (6.10)             9.29
------------------------------------------------------------   -------           -------
Net asset value, end of period                                 $ 13.52           $ 19.62
============================================================   =======           =======
Total return(b)                                                 (31.09)%           89.93%
============================================================   =======           =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,154           $14,891
============================================================   =======           =======
Ratio of expenses to average net assets                           2.37%(c)          2.52%(d)
============================================================   =======           =======
Ratio of net investment income (loss) to average net assets      (1.91)%(c)         (1.68)%(d)
============================================================   =======           =======
Portfolio turnover rate                                             23%               43%
============================================================   =======           =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $13,571,322.
(d) Annualized.

BOARD OF TRUSTEES                                     OFFICERS                               OFFICE OF THE FUND
C. Derek Anderson                                     Robert H. Graham                       11 Greenway Plaza
Senior Managing Partner, Plantagenet Capital          Chairman and President                 Suite 100
Management, LLC (an investment                                                               Houston, TX 77046
partnership); Chief Executive Officer.                Dana R. Sutton
Plantagenet Holdings, Ltd.                            Vice President and Treasurer           INVESTMENT MANAGER
(an investment banking firm)
                                                      Samuel D. Sirko                        A I M Advisors, Inc.
Frank S. Bayley                                       Vice President and Secretary           11 Greenway Plaza
Partner, law firm of                                                                         Suite 100
Baker & McKenzie                                      Melville B. Cox                        Houston, TX 77046
                                                      Vice President
Robert H. Graham                                                                             SUB-ADVISOR
Director, President and                               Gary T. Crum
Chief Executive Officer,                              Vice President                         INVESCO Asset Management
A I M Management Group Inc.                                                                  (Japan) Limited
                                                      Carol F. Relihan                       Imperial Tower
Ruth H. Quigley                                       Vice President                         1-1-1 Uchisaiwai-cho,
Private Investor                                                                             Chiyoda-Ku, Tokyo, 100-0011
                                                      Mary J. Benson
                                                      Assistant Vice President and           TRANSFER AGENT
                                                      Assistant Treasurer
                                                                                             A I M Fund Services, Inc.
                                                      Sheri Morris                           P.O. Box 4739
                                                      Assistant Vice President and           Houston, TX 77210-4739
                                                      Assistant Treasurer
                                                                                             CUSTODIAN
                                                      Nancy L. Martin
                                                      Assistant Secretary                    State Street Bank and Trust Company
                                                                                             225 Franklin Street
                                                      Ofelia M. Mayo                         Boston, MA 02110
                                                      Assistant Secretary
                                                                                             COUNSEL TO THE FUND
                                                      Kathleen J. Pflueger
                                                      Assistant Secretary                    Kirkpatrick & Lockhart LLP
                                                                                             1800 Massachusetts Avenue, N.W.
                                                                                             Washington, D.C. 20036-1800

                                                                                             COUNSEL TO THE TRUSTEES

                                                                                             Paul, Hastings, Janofsky & Walker LLP
                                                                                             Twenty Third Floor
                                                                                             555 South Flower Street
                                                                                             Los Angeles, CA 90071

                                                                                             DISTRIBUTOR

                                                                                             A I M Distributors, Inc.
                                                                                             11 Greenway Plaza
                                                                                             Suite 100

                                                                                             Houston, TX 77046

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS

MORE AGGRESSIVE                               MORE AGGRESSIVE

AIM Small Cap Opportunities(1)      AIM Latin American Growth                       A I M Management Group Inc. has provided
AIM Mid Cap Opportunities(2)        AIM Developing Markets                          leadership in the mutual fund industry
AIM Large Cap Opportunities         AIM Asian Growth                                since 1976 and managed approximately
AIM Emerging Growth                 AIM Japan Growth                                $176 billion in assets for more than 8
AIM Small Cap Growth(3)             AIM European Development                        million shareholders, including
AIM Aggressive Growth               AIM Euroland Growth(5)                          individual investors, corporate clients
AIM Mid Cap Growth                  AIM Global Aggressive Growth                    and financial institutions, as of
AIM Capital Development             AIM International Equity                        June 30, 2000.
AIM Constellation(4)                AIM Advisor International Value                     The AIM Family of Funds--Registered
AIM Dent Demographic Trends         AIM Global Trends(6)                            Trademark-- is distributed nationwide,
AIM Select Growth                   AIM Global Growth                               and AIM today is the eighth-largest
AIM Large Cap Growth                                                                mutual fund complex in the United States
AIM Weingarten                      MORE CONSERVATIVE                               in assets under management, according to
AIM Mid Cap Equity                                                                  Strategic Insight, an independent mutual
AIM Charter                         SECTOR EQUITY FUNDS                             fund monitor.
AIM Value                                                                               AIM is a subsidiary of AMVESCAP PLC,
AIM Blue Chip                       MORE AGGRESSIVE                                 one of the world's largest independent
AIM Basic Value                                                                     financial services companies with $389
AIM Large Cap Basic Value           AIM Global Telecommunications and Technology    billion in assets under management as of
AIM Balanced                        AIM Global Resources                            June 30, 2000.
AIM Advisor Flex                    AIM Global Financial Services
                                    AIM Global Health Care
MORE CONSERVATIVE                   AIM Global Consumer Products and Services
                                    AIM Global Infrastructure
                                    AIM Advisor Real Estate
                                    AIM Global Utilities

                                    MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS          TAX-FREE FIXED-INCOME FUNDS

MORE AGGRESSIVE                     MORE AGGRESSIVE

AIM Strategic Income                AIM High Income Municipal
AIM High Yield II                   AIM Tax-Exempt Bond of Connecticut
AIM High Yield                      AIM Municipal Bond
AIM Income                          AIM Tax-Free Intermediate
AIM Global Income                   AIM Tax-Exempt Cash
AIM Floating Rate(7)
AIM Intermediate Government         MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

MORE CONSERVATIVE

The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999.
(6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

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A I M Distributors, Inc.                                               JPG-SAR-1